BUSINESS COMBINATION - Narrative (Details) - USD ($) $ in Thousands	Jun. 21, 2016	Dec. 21, 2015
Cablevision Systems Corp.
Business Acquisition
Consideration transferred	$ 9,958,323
Cequel Corp.
Business Acquisition
Consideration transferred		$ 3,973,528